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                                REITNER & STUART
                   A PARTNERSHIP OF PROFESSIONAL CORPORATIONS
                                ATTORNEYS AT LAW
                                1319 Marsh Street
                            San Luis Obispo, CA 93401
                     Tel: (805) 545-8590 Fax: (805) 545-8599

BARNET REITNER
JOHN F. STUART



                               September 29, 2004






United States Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

      RE:   COMMUNITY BANCORP, LAS VEGAS, NEVADA
            REGISTRATION STATEMENT ON FORM S-1

To Whom It May Concern:

      On behalf of our client, Community Bancorp, a Nevada corporation, please accept for filing the enclosed Registration Statement on Form S-1 being submitted via Edgar, in connection with a proposed initial public offering. The required filing fees are being filed with the Registration Statement.

      Please call me if you have any questions. Your assistance in this regard is appreciated.


                              Very truly yours,


                              John F. Stuart
                              of REITNER & STUART


Encl.
cc:   Edward M. Jamison (w/out encl.)